Leases - Schedule of Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Leases [Abstract]
Operating lease cost	$ 312	$ 623
Variable lease cost
Operating lease expense	312	623
Short-term lease rent expense
Total rent expense	$ 312	$ 623